Variable interest entity (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues	$ 14,532,941	$ 18,248,289	$ 18,789,550
Gross profit	9,814,848	10,261,143	9,485,747
Income from operations	4,367,697	6,038,880	3,067,668
Net income	4,060,160	5,101,828	2,442,375
VIEs [Member]
Operating revenues	14,532,941	18,248,289	18,789,550
Gross profit	9,814,848	10,261,143	9,485,747
Income from operations	4,367,697	6,038,880	3,067,668
Net income	$ 4,060,160	$ 5,101,828	$ 2,442,375